Stock-based compensation - Summary of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	11,083,212	10,060,296	11,823,310
Weighted average remaining contractual life of outstanding share options (years)	4 years 10 months 28 days	5 years 2 months 8 days
Weighted average exercise price, options outstanding (in USD per share)	$ 25.68	$ 30.58	$ 36.36
Number of share options exercisable (in shares) | shares	4,335,111	3,771,711
Weighted average remaining contractual life of share options exercisable (years)	3 years 10 months 17 days	3 years 11 months 8 days
Weighted average exercisable price, options expired (in USD per share)	$ 30.17	$ 31.24
Exercise price range one
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,483,720	1,930,537
Weighted average remaining contractual life of outstanding share options (years)	5 years 6 months 3 days	5 years 1 month 2 days
Weighted average exercise price, options outstanding (in USD per share)	$ 12.46	$ 12.19
Number of share options exercisable (in shares) | shares	787,825	719,850
Weighted average remaining contractual life of share options exercisable (years)	4 years 1 month 13 days	2 years 2 months 15 days
Weighted average exercisable price, options expired (in USD per share)	$ 10.62	$ 5.80
Exercise price range one | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	2.17	2.17
Exercise price range one | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 13.35	$ 18.92
Exercise price range two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,169,016	1,886,776
Weighted average remaining contractual life of outstanding share options (years)	6 years 1 month 9 days	5 years 7 months 9 days
Weighted average exercise price, options outstanding (in USD per share)	$ 14.69	$ 21.49
Number of share options exercisable (in shares) | shares	419,481	384,078
Weighted average remaining contractual life of share options exercisable (years)	5 years 9 months 3 days	4 years 2 months 26 days
Weighted average exercisable price, options expired (in USD per share)	$ 14.72	$ 21.79
Exercise price range two | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	13.36	18.93
Exercise price range two | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 17.01	$ 22.62
Exercise price range three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,137,549	2,268,067
Weighted average remaining contractual life of outstanding share options (years)	4 years 6 months 18 days	4 years 5 months 15 days
Weighted average exercise price, options outstanding (in USD per share)	$ 20.94	$ 23.99
Number of share options exercisable (in shares) | shares	1,033,606	1,409,502
Weighted average remaining contractual life of share options exercisable (years)	3 years 9 months 18 days	3 years 9 months 7 days
Weighted average exercisable price, options expired (in USD per share)	$ 21.42	$ 24.27
Exercise price range three | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	17.02	22.63
Exercise price range three | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 23.25	$ 27.73
Exercise price range four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,469,252	1,896,698
Weighted average remaining contractual life of outstanding share options (years)	4 years 3 months 21 days	5 years 6 months 3 days
Weighted average exercise price, options outstanding (in USD per share)	$ 29.05	$ 31.49
Number of share options exercisable (in shares) | shares	804,717	291,923
Weighted average remaining contractual life of share options exercisable (years)	3 years 1 month 24 days	3 years 9 months 14 days
Weighted average exercisable price, options expired (in USD per share)	$ 25.37	$ 31.80
Exercise price range four | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	23.26	27.74
Exercise price range four | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 31.69	$ 41.54
Exercise price range five
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,823,675	2,078,218
Weighted average remaining contractual life of outstanding share options (years)	3 years 10 months 13 days	5 years 5 months 1 day
Weighted average exercise price, options outstanding (in USD per share)	$ 57.75	$ 62.27
Number of share options exercisable (in shares) | shares	1,289,482	966,358
Weighted average remaining contractual life of share options exercisable (years)	3 years 7 months 17 days	5 years 4 months 17 days
Weighted average exercisable price, options expired (in USD per share)	$ 57.16	$ 63.92
Exercise price range five | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	31.70	41.55
Exercise price range five | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 93.45	$ 93.45